UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-08297

                       Oppenheimer MidCap Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Common Stocks--89.5%
------------------------------------------------------
 Consumer Discretionary--21.1%
------------------------------------------------------
 Hotels, Restaurants & Leisure--1.7%
 Outback
 Steakhouse, Inc.             166,500    $  5,950,710
------------------------------------------------------
 Wendy's
 International, Inc.          222,500       6,461,400
                                         ------------
                                           12,412,110

------------------------------------------------------
 Media--2.6%
 Univision
 Communications,
 Inc., Cl. A 1                620,000      18,773,600
------------------------------------------------------
 Multiline Retail--2.6%
 Family Dollar
 Stores, Inc.                 550,000      18,804,500
------------------------------------------------------
 Specialty Retail--9.8%
 Abercrombie &
 Fitch Co., Cl. A 1           224,000       7,365,120
------------------------------------------------------
 Bed Bath &
 Beyond, Inc. 1             1,320,000      52,153,200
------------------------------------------------------
 CarMax, Inc. 1               360,000       7,614,000
------------------------------------------------------
 Weight Watchers
 International, Inc. 1         77,100       3,622,158
                                        -------------
                                           70,754,478

------------------------------------------------------
 Textiles & Apparel--4.4%
 Coach, Inc. 1                739,000      32,153,890
------------------------------------------------------
 Consumer Staples--3.0%
------------------------------------------------------
 Food & Drug Retailing--3.0%
 Whole Foods
 Market, Inc. 1               360,000      21,369,600
------------------------------------------------------
 Financials--12.0%
------------------------------------------------------
 Banks--2.1%
 Commerce
 Bancorp, Inc.                368,000      14,966,560
------------------------------------------------------
 Diversified Financials--2.2%
 Doral Financial Corp.        404,200      16,172,042
------------------------------------------------------
 Insurance--7.7%
 AMBAC Financial
 Group, Inc.                  131,600       7,678,860
------------------------------------------------------
 MBIA, Inc.                   358,700      16,033,890
------------------------------------------------------
 Radian Group, Inc.           801,100      31,803,670
                                         ------------
                                           55,516,420


                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Health Care--29.0%
------------------------------------------------------
 Biotechnology--8.7%
 Gilead Sciences, Inc. 1      914,300    $ 42,185,802
------------------------------------------------------
 IDEC Pharmaceuticals
 Corp. 1                      301,000       9,857,750
------------------------------------------------------
 Medimmune, Inc. 1            300,000      10,581,000
                                         ------------
                                           62,624,552

------------------------------------------------------
 Health Care Equipment & Supplies--15.0%
 Biomet, Inc.                 832,500     25,357,950
---------------------------------------- -------------
 Stryker Corp.                525,000      35,180,250
------------------------------------------------------
 Varian Medical
 Systems, Inc. 1              898,000      48,366,280
                                         ------------
                                          108,904,480

------------------------------------------------------
 Health Care Providers & Services--5.3%
 Lincare
 Holdings, Inc. 1           1,268,400      38,521,308
------------------------------------------------------
 Industrials--6.2%
------------------------------------------------------
 Commercial Services & Supplies--4.1%
 Apollo Group,
 Inc., Cl. A 1                475,000      25,744,525
------------------------------------------------------
 Career Education
 Corp. 1                       60,000       3,607,800
                                         ------------
                                           29,352,325

------------------------------------------------------
 Machinery--2.1%
 SPX Corp. 1                  450,000      15,210,000
------------------------------------------------------
 Information Technology--18.2%
------------------------------------------------------
 Communications Equipment--4.1%
 UTStarcom, Inc. 1          1,362,900      29,671,696
------------------------------------------------------
 Computers & Peripherals--0.4%
 Network
 Appliance, Inc. 1            250,000       3,320,000
------------------------------------------------------
 Electronic Equipment & Instruments--1.1%
 Garmin Ltd. 1                186,200       7,891,156
------------------------------------------------------
 Internet Software & Services--1.0%
 Expedia, Inc., Cl. A 1       125,000       7,223,750
------------------------------------------------------
 Semiconductor Equipment & Products--5.0%
 Marvell Technology
 Group Ltd. 1                 800,000      18,463,200
------------------------------------------------------
 QLogic Corp. 1               400,000      17,596,000
                                         ------------
                                           36,059,200
------------------------------------------------------
 Software--6.6%
 Mercury
 Interactive Corp. 1          700,000      23,758,000

7  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Software Continued
 Symantec Corp. 1             539,300    $ 23,702,235
                                         ------------
                                           47,460,235
                                         ------------
 Total Common Stocks
 (Cost $594,974,075)                      647,161,902

------------------------------------------------------
 Preferred Stocks--0.1%

 Axsun Technologies, Inc.,
 Cv., Series C 1,2,3          771,208         363,933
------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc., Cv.,
 Series D 1,2                 556,586              --
------------------------------------------------------
 fusionOne, Inc., 8%
 Non-Cum. Cv.,
 Series D 1,2,3             1,675,894          63,181
------------------------------------------------------
 ITF Optical
 Technologies, Inc.,
 Cv., Series A 1,2,3          200,000         116,760
                                         ------------
 Total Preferred Stocks
 (Cost $29,100,099)                           543,874

                             Principal  Market Value
                               Amount      See Note 1
------------------------------------------------------
 Joint Repurchase Agreements--13.3% 4

 Undivided interest of 11.64% in joint
 repurchase agreement (Market Value
 $827,630,000) with PaineWebber, Inc.,
 1.31%, dated 4/30/03, to be repurchased
 at $96,366,507 on 5/1/03, collateralized
 by Federal Home Loan Mortgage Corp.,
 5.50%, 4/1/33--5/1/33, with a value
 of $844,859,664
 (Cost $96,363,000)       $96,363,000    $ 96,363,000

------------------------------------------------------
 Total Investments,
 at Value
 (Cost $720,437,174)            102.9%    744,068,776
------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                    (2.9)    (20,677,626)
                                ----------------------
 Net Assets                     100.0%   $723,391,150
                                ======================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2003 amounts to $543,874. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     Shares      Gross       Gross          Shares    Unrealized
                                           October 31, 2002  Additions  Reductions  April 30, 2003  Depreciation
----------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Axsun Technologies, Inc., Cv., Series C             771,208         --          --         771,208    $8,636,064
fusionOne, Inc., 8% Non-Cum. Cv., Series D        1,675,894         --          --       1,675,894     9,036,923
ITF Optical Technologies, Inc., Cv., Series A       200,000         --          --         200,000     4,883,240

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003
-------------------------------------------------------------------------------
 Assets
 Investments, at value (including $96,363,000
 in repurchase agreements)--
 see accompanying statement:
 Unaffiliated companies (cost $697,337,073)                      $  743,524,902
 Affiliated companies (cost $23,100,101)                                543,874
                                                                 ---------------
                                                                    744,068,776
--------------------------------------------------------------------------------
 Cash                                                                   497,785
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                     599,019
 Interest and dividends                                                   5,695
 Other                                                                    7,829
                                                                 ---------------
 Total assets                                                       745,179,104

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                               19,829,193
 Shares of beneficial interest redeemed                                 949,289
 Shareholder reports                                                    484,859
 Transfer and shareholder servicing agent fees                          200,173
 Distribution and service plan fees                                     139,397
 Trustees' compensation                                                 137,988
 Other                                                                   47,055
                                                                 ---------------
 Total liabilities                                                   21,787,954

--------------------------------------------------------------------------------
 Net Assets                                                      $  723,391,150
                                                                 ===============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                 $1,941,983,592
--------------------------------------------------------------------------------
 Accumulated net investment loss                                     (4,709,776)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions        (1,237,514,268)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                          23,631,602
                                                                 ---------------
 Net Assets                                                      $  723,391,150
                                                                 ===============

9  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of  $342,327,016 and 29,715,999
 shares of beneficial interest outstanding)                              $11.52
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of offering price)                     $12.22
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $275,545,400 and 24,883,938 shares
 of beneficial interest outstanding)                                     $11.07
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $82,405,478 and 7,444,604 shares of
 beneficial interest outstanding)                                        $11.07
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $11,161,814 and 974,260 shares of
 beneficial interest outstanding)                                        $11.46
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of $11,951,442
 and 1,010,626 shares of beneficial interest outstanding)                $11.83

 See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003

------------------------------------------------------------------------------
 Investment Income

 Dividends                                                        $   820,214
------------------------------------------------------------------------------
 Interest                                                             554,560
                                                                  ------------
 Total investment income                                            1,374,774

------------------------------------------------------------------------------
 Expenses

 Management fees                                                    2,488,059
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              348,167
 Class B                                                            1,353,875
 Class C                                                              395,076
 Class N                                                               23,922
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,119,328
 Class B                                                            1,066,497
 Class C                                                              304,224
 Class N                                                               24,662
 Class Y                                                               13,996
------------------------------------------------------------------------------
 Shareholder reports                                                  353,845
------------------------------------------------------------------------------
 Trustees' compensation                                                 7,266
------------------------------------------------------------------------------
 Custodian fees and expenses                                            5,051
------------------------------------------------------------------------------
 Other                                                                 73,624
                                                                  ------------
 Total expenses                                                     7,577,592
 Less reduction to custodian expenses                                    (120)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                       (665,872)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                       (758,160)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                       (210,195)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (6,768)
                                                                  ------------
 Net expenses                                                       5,936,477


------------------------------------------------------------------------------
 Net Investment Loss                                               (4,561,703)


------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                      (85,769,503)
 Closing and expiration of option contracts written                   191,097
                                                                  ------------
 Net realized loss                                                (85,578,406)
------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              93,448,645
                                                                  ------------
 Net realized and unrealized gain                                   7,870,239

------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $ 3,308,536
                                                                  ============

 See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                      Six Months          Year
                                                           Ended         Ended
                                                  April 30, 2003   October 31,
                                                     (Unaudited)          2002
--------------------------------------------------------------------------------
 Operations

 Net investment loss                                 $(4,561,703) $ (14,191,329)
--------------------------------------------------------------------------------
 Net realized loss                                   (85,578,406)  (235,256,189)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                93,448,645     31,615,304
                                                    ----------------------------
 Net increase (decrease) in net assets
 resulting from operations                             3,308,536   (217,832,214)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                             (11,714,381)   (79,503,847)
 Class B                                             (16,352,042)   (59,860,957)
 Class C                                              (1,203,299)   (19,236,764)
 Class N                                               2,178,678      8,462,388
 Class Y                                               4,178,724      4,409,028

--------------------------------------------------------------------------------
 Net Assets

 Total decrease                                      (19,603,784)  (363,562,366)
--------------------------------------------------------------------------------
 Beginning of period                                 742,994,934  1,106,557,300
                                                    ----------------------------
 End of period [including accumulated net
 investment loss of $4,709,776 and
 $148,073, respectively]                            $723,391,150   $742,994,934
                                                    ============================

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS

                                          Six Months                                                              Year
                                               Ended                                                             Ended
                                      April 30, 2003                                                          Oct. 31,
Class A                                  (Unaudited)        2002          2001           2000        1999       1998 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $ 11.43     $ 14.42       $ 30.41        $ 19.88     $ 10.83      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.04)       (.13)         (.02)           .04        (.04)        (.02)
 Net realized and unrealized gain (loss)         .13       (2.86)       (15.97)         10.49        9.11          .85
                                              ---------------------------------------------------------------------------
 Total from investment operations                .09       (2.99)       (15.99)         10.53        9.07          .83
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain     --          --            --             --        (.02)          --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $11.52      $11.43        $14.42         $30.41      $19.88       $10.83
                                              ===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             0.79%     (20.74)%      (52.58)%        52.97%      83.79%        8.30%


-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $342,327    $351,983      $532,338     $1,055,967    $167,879      $14,607
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $334,180    $460,797      $718,814     $  728,168    $ 60,644      $ 7,185
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (0.93)%     (1.06)%       (0.09)%         0.28%      (0.49)%      (0.33)%
 Expenses, gross                                1.73%       1.68%         1.33%          1.16%       1.40%        1.59% 4
 Expenses, net                                  1.33% 5,6   1.47% 5,6     1.32% 5,6      1.16% 5     1.40% 5      1.59%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%           84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                          Six Months                                                              Year
                                               Ended                                                             Ended
                                      April 30, 2003                                                          Oct. 31,
Class B                                  (Unaudited)        2002          2001           2000        1999       1998 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $ 11.02     $ 14.02       $ 29.79        $ 19.62     $ 10.77      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                            (.11)       (.30)         (.15)          (.07)       (.07)        (.05)
 Net realized and unrealized gain (loss)         .16       (2.70)       (15.62)         10.24        8.94          .82
                                              ---------------------------------------------------------------------------
 Total from investment operations                .05       (3.00)       (15.77)         10.17        8.87          .77
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain     --          --            --             --        (.02)          --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $11.07      $11.02        $14.02         $29.79      $19.62       $10.77
                                              ===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             0.45%     (21.40)%      (52.94)%        51.83%      82.40%        7.70%


-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $275,545    $291,397      $438,962       $874,830    $118,611       $7,654
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $272,931    $385,917      $592,096       $594,390    $ 40,455       $3,521
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                           (1.67)%     (1.85)%       (0.84)%         (0.48)%    (1.25)%      (1.06)%
 Expenses, gross                                2.63%       2.48%         2.08%          1.91%       2.16%        2.35% 4
 Expenses, net                                  2.07% 5,6   2.27% 5,6     2.07% 5,6      1.91% 5     2.16% 5      2.35%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%           84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER MIDCAP FUND

                                          Six Months                                                              Year
                                               Ended                                                             Ended
                                      April 30, 2003                                                          Oct. 31,
Class C                                  (Unaudited)        2002          2001           2000        1999       1998 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $ 11.02     $ 14.02       $ 29.78        $ 19.60     $ 10.76      $ 10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                            (.09)       (.30)         (.15)          (.07)       (.06)        (.05)
 Net realized and unrealized gain (loss)         .14       (2.70)       (15.61)         10.25        8.92          .81
                                            -------------------------------------------------------------------------------
 Total from investment operations                .05       (3.00)       (15.76)         10.18        8.86          .76
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions in excess of net
 realized gain                                    --          --            --             --        (.02)          --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $11.07      $11.02        $14.02         $29.78      $19.60       $10.76
                                            ===============================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             0.45%     (21.40)%      (52.92)%        51.94%      82.38%        7.60%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $82,405   $  83,351      $128,230       $247,566     $26,482       $2,587
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $79,665    $112,436      $170,129       $161,221     $ 9,066       $1,271
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                           (1.68)%     (1.84)%       (0.85)%        (0.48)%     (1.26)%      (1.07)%
 Expenses, gross                                2.61%       2.47%         2.08%          1.91%       2.16%        2.35% 4
 Expenses, net                                  2.08% 5,6   2.26% 5,6     2.07% 5,6      1.91% 5     2.16% 5      2.35%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%           84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                      Six Months                         Year
                                                           Ended                        Ended
                                                  April 30, 2003                     Oct. 31,
Class N                                              (Unaudited)          2002         2001 1
--------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $ 11.38       $ 14.40        $ 19.54
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.09)         (.14)          (.05)
 Net realized and unrealized gain (loss)                     .17         (2.88)         (5.09)
                                                          ----------------------------------------
 Total from investment operations                            .08         (3.02)         (5.14)
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                 --            --             --
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.46        $11.38         $14.40
                                                          ========================================

--------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                         0.70%       (20.97)%       (26.31)%


--------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $11,162        $8,846         $2,268
--------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 9,661        $6,576         $1,250
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (1.32)%       (1.28)%        (0.94)%
 Expenses, gross                                            1.85%         1.87%          1.73%
 Expenses, net                                              1.71% 4,5     1.66% 4,5      1.72% 4,5
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      36%           51%            84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER MIDCAP FUND

                                          Six Months                                                              Year
                                               Ended                                                             Ended
                                      April 30, 2003                                                          Oct. 31,
Class Y                                  (Unaudited)        2002          2001           2000        1999       1998 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period        $ 11.71     $ 14.69       $ 30.86        $ 20.07     $ 10.88      $ 10.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.12)       (.08)         (.08)          (.02)       (.01)         .01
 Net realized and unrealized gain (loss)         .24       (2.90)       (16.09)         10.81        9.22          .87
                                             ----------------------------------------------------------------------------
 Total from investment operations                .12       (2.98)       (16.17)         10.79        9.21          .88
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain     --          --            --             --        (.02)          --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $11.83      $11.71        $14.69         $30.86      $20.07       $10.88
                                              ===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             1.03%     (20.29)%      (52.40)%        53.76%      84.69%        8.80%


-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $11,951      $7,419        $4,759           $115          $2           $1
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $ 9,115      $6,449        $2,720           $ 33          $2           $1
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (0.75)%     (0.39)%       (0.12)%         0.60%      (0.06)%       0.05%
 Expenses, gross                                1.15%       0.83%         1.07%          0.74%       1.03%        1.09% 4
 Expenses, net                                  1.15% 5     0.83% 5       1.02% 5,6      0.74% 5     1.03% 5      1.09%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%           84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

18  |  OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,236,791,274. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2006    $    2,792,572
                              2007         3,516,822
                              2008       142,020,390
                              2009       764,990,986
                              2010       237,892,098
                                      --------------
                              Total   $1,151,212,868
                                      ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were decreased by $4,304 and payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $139,896 as of April 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

19  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended April 30, 2003 and the year ended October 31, 2002.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

             Six Months Ended April 30, 2003        Year Ended October 31, 2002
                     Shares           Amount           Shares            Amount
--------------------------------------------------------------------------------
 Class A
 Sold             4,114,279     $ 45,766,376       10,246,014     $ 140,041,291
 Redeemed        (5,206,092)     (57,480,757)     (16,353,774)     (219,545,138)
                 ---------------------------------------------------------------
 Net decrease    (1,091,813)    $(11,714,381)      (6,107,760)    $ (79,503,847)
                 ===============================================================


--------------------------------------------------------------------------------
 Class B
 Sold             1,990,184     $ 21,198,964        5,434,402     $  72,796,103
 Redeemed        (3,542,899)     (37,551,006)     (10,300,242)     (132,657,060)
                 ---------------------------------------------------------------
 Net decrease    (1,552,715)    $(16,352,042)      (4,865,840)    $ (59,860,957)
                 ===============================================================

20  |  OPPENHEIMER MIDCAP FUND

             Six Months Ended April 30, 2003        Year Ended October 31, 2002
                     Shares           Amount           Shares            Amount
--------------------------------------------------------------------------------
 Class C
 Sold             1,044,223     $ 11,096,891        2,545,426      $ 33,944,222
 Redeemed        (1,163,927)     (12,300,190)      (4,128,477)      (53,180,986)
                 ---------------------------------------------------------------
 Net decrease      (119,704)    $ (1,203,299)      (1,583,051)     $(19,236,764)
                 ===============================================================


--------------------------------------------------------------------------------
 Class N
 Sold               315,808     $  3,475,070          900,502      $ 11,916,305
 Redeemed          (118,536)      (1,296,392)        (281,019)       (3,453,917)
                 ---------------------------------------------------------------
 Net increase       197,272     $  2,178,678          619,483      $  8,462,388
                 ===============================================================


--------------------------------------------------------------------------------
 Class Y
 Sold               479,549     $  5,330,470          505,761      $  7,112,046
 Redeemed          (102,216)      (1,151,746)        (196,412)       (2,703,018)
                 ---------------------------------------------------------------
 Net increase       377,333     $  4,178,724          309,349      $  4,409,028
                 ===============================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $223,348,398 and $235,990,244, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $700 million; 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

21  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate       Class A   Concessions   Concessions     Concessions    Concessions
                      Front-End     Front-End    on Class A    on Class B      on Class C     on Class N
                  Sales Charges Sales Charges        Shares        Shares          Shares         Shares
                     on Class A   Retained by   Advanced by   Advanced by     Advanced by    Advanced by
 Six Months Ended        Shares   Distributor Distributor 1  Distributor 1  Distributor 1  Distributor 1
--------------------------------------------------------------------------------------------------------
 April 30, 2003        $542,027      $164,525       $53,999       $703,547        $85,401        $22,453

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
 Six Months Ended       Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 April 30, 2003              $4,962      $509,161        $10,477         $6,903

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $348,167, all of which were paid by the Distributor to recipients, and included $32,564 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

22  |  OPPENHEIMER MIDCAP FUND

 Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                  Total Payments  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan         $1,353,875       $1,061,684    $18,995,716           6.89%
 Class C Plan            395,076           93,886      3,186,207           3.87
 Class N Plan             23,922           20,255        233,329           2.09

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                                          Call Options
                                              -------------------------
                                              Number of      Amount of
                                              Contracts       Premiums
       ----------------------------------------------------------------
       Options outstanding as of October 31, 2002    --      $      --
       Options written                            1,300        191,097
       Options closed or expired                 (1,300)      (191,097)
                                                 ----------------------
       Options outstanding as of April 30, 2003      --      $      --
                                                 ======================

23  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2003 was $543,874, which represents 0.08% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                             Acquisition                 Valuation as of     Unrealized
 Security                                          Dates          Cost    April 30, 2003   Depreciation
-------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C        12/13/00    $8,999,997          $363,933     $8,636,064
-------------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                            10/23/00     5,999,997                --      5,999,997
-------------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum.
 Cv., Series D                                    9/6/00     9,100,104             63,181     9,036,923
-------------------------------------------------------------------------------------------------------
 ITF Optical Technologies, Inc.,
 Cv., Series A                                    4/7/00     5,000,000            116,760     4,883,240

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

24  |  OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

25  |  OPPENHEIMER MIDCAP FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)